SUPPLEMENTAL FINANCIAL INFORMATION (Details - Accounts receivable) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable gross	[1]	$ 13,270	$ 18,569
Allowance for doubtful accounts		0	0
Accounts receivable, net		$ 13,270	$ 18,569

[1]	Accounts receivable denominated in foreign currencies represent less than 15% of accounts receivable in all periods.